Note 5 - Transactions with Related Parties (Details) - The Fees Charged by Related Parties (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Central Mare [Member] | Management Fee [Member]
Related Party Transaction [Line Items]
Related Party Transactions	$ 34	$ 302
Central Mare [Member] | Executive Officers and Other Personnel Expenses [Member]
Related Party Transaction [Line Items]
Related Party Transactions	60	480
Central Mare [Member] | Commissions on Charter Hire Agreements [Member]
Related Party Transaction [Line Items]
Related Party Transactions		127
Central Mare [Member]
Related Party Transaction [Line Items]
Related Party Transactions	94	909
CMS [Member] | Management Fee [Member]
Related Party Transaction [Line Items]
Related Party Transactions	9
CMS [Member] | Commissions on Charter Hire Agreements [Member]
Related Party Transaction [Line Items]
Related Party Transactions	2
CMS [Member] | Technical Management Fees [Member]
Related Party Transaction [Line Items]
Related Party Transactions	50
CMS [Member] | Supervision Fee [Member]
Related Party Transaction [Line Items]
Related Party Transactions	166
CMS [Member] | Financing Fees [Member]
Related Party Transaction [Line Items]
Related Party Transactions	40
CMS [Member] | Commissions on Sale of Vessels [Member]
Related Party Transaction [Line Items]
Related Party Transactions	383
CMS [Member]
Related Party Transaction [Line Items]
Related Party Transactions	$ 650